Commitments And Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Contingencies [Line Items]
Royalties expenses	$ 15,676	$ 19,878	$ 30,610
Outstanding buy-back obligations	2,503,000
Guarantees issued by banks to secure certain advances from customers and performance bonds	4,087,529
Purchase commitments	4,344,779	$ 3,856,034
Fixed liens issued by banks to secure bank loans and bank and other financial institutions guarantees	$ 170,204
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	5.00%
Maximum amount of royalties paid, percentage	150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	2.00%
Maximum amount of royalties paid, percentage	100.00%